GOODWILL AND OTHER INTANGIBLE ASSETS Q- Schedule of Future Amortization Expense (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4,433
2026	9,573
2027	6,648
2028	5,330
2029 and beyond	403
Total future amortization expense	$ 26,387